OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Accounts Payable and Accrued Expenses

	December 31,
	2012	2011

Employees and payroll accruals	$4,733	$4,256
Government authorities	416	1,027
Provision for warranty	446	463
Accrued expenses	1,564	1,283
Related party	52	52
Foreign currency derivatives	-	213
Others	40	146

	$7,251	$7,440